SHARE-BASED COMPENSATION (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Feb. 28, 2015	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			¥ 90,703	¥ 163,153	¥ 218,730
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		61,605,996
Options expire term		10 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	45,765,386		97,748,392
Options expire term	10 years
Increase in authorized share capital per annum	1.00%
2015 Plan and 2020 Plan | Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			4 years
Employee Stock Option [Member] | Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			¥ 439	¥ 18,198	¥ 30,928